Employee Benefits (Tables) - Boa Vista Servicos S.A [member]	7 Months Ended
Aug. 07, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Options Granted on Various Dates
At each grant date, the fair value of the stock options granted was determined using the Black-Scholes formula. The dates of the 8 grants made from the beginning of the plan until the period ended August 7,
2023
are as follows:

Grant	Month	Year
1 st	February	2012
2 nd	May	2018
3 rd	August	2018
4 th	October	2018
5 th	March	2019
6 th	September	2019
7 th	November	2019
8 th	August	2020

Summary of Changes in Balances of Vested Stock Options
Changes in balances of vested stock options:

	August 7,	December 31,	December 31,
	2023	2022	2021
Beginning of the period	24,970	24,970	50,014

Cancellation (*)	(24,970)	—	—
Options exercise April/2021	—	—	(25,044)

End of the period	—	24,970	24,970

Summary of Variations in the Quantity of Stock Options and Their Weighted Average Strike Prices
The variations in the quantity of stock options and their weighted average strike prices for the year are presented below:

	August 7, 2023		December 31, 2022		December 31, 2021
	Average strike price per share in reais (**)	Quantity of options	Average strike price per share in reais (**)	Quantity of options	Average strike price per share in reais (**)	Quantity of options
Beginning of the period	7.17	3,534,000	6.80	3,534,000	5.77	11,292,000
Cancelled (*)	7.07	(3,534,000)	—	—	—	—
Exercised	—	—	—	—	6.25	(7,758,000)

End of the period	—	—	7.17	3,534,000	6.80	3,534,000

(*)	795.000 and 2.739.000 options were canceled on April 24, 2023 and August 7, 2023, respectively.
(**)	The strike price is adjusted by monetary inflation (IGP-M) as determined in the approved option plan and applicable to all grants above.

Summary of Restricted Shares Granted
Information on the restricted shares granted is presented in the table below:

			Changes in number of shares
Grant date	Exercise period	Fair value on the grant date	Number of shares as of December 31, 2022	New grants	Realized	Canceled	Number of shares as of August 7, 2023
March 31, 2021	Mar/22, Mar/23 and Mar/24	11.51	263,721	—	—	—	263,721
February 15, 2023	Feb/24, Feb/25 and Feb/26	7.70	—	471,746	—	—	471,746
June 2, 2023	Jun/26	7.72	—	1,683,442	—	—	1,683,442

Total			263,721	2,155,188	—	—	2,418,909

			Changes in number of shares
Grant date	Exercise period	Fair value on the grant date	Number of shares as of December 31, 2021	New grants	Realized	Canceled	Number of shares as of December 31, 2022
March 31, 2021	Mar/22, Mar/23 and Mar/24	11.51	582,406	—	(149,323)	(169,362)	263,721

Total			582,406	—	(149,323)	(169,362)	263,721

Phanthom shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of the Company Recognized Expenses Related to the Plan and a Liability
The Company recognized expenses related to the plan and a liability, based on the fair value of the awards calculated at each reporting date, as shown in the table below:

	August 7,	December 31,	December 31,
	2023	2022	2021
Grant date fair value of awards	5,496	1,113	—
Social security contribution	1,386	280	—

Total	6,882	1,393	—

Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of the Company Recognized Expenses Related to the Plan and a Liability
The Company recognized expenses related to the grants of the Share Plan with a corresponding capital reserve in equity, based on the method used to determine fair value of the shares on the grant as shown in the table below.

	August 7,	December 31,	December 31,
	2023	2022	2021
Grant date fair value of awards	1,404	1,006	2,681
Social security contribution	335	184	868

Total	1,739	1,190	3,549